Consolidated statements of income and comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	R$ 2,329,057	R$ 1,719,371	R$ 1,201,191
Cost of services	(859,552)	(652,300)	(434,654)
Gross profit	1,469,505	1,067,071	766,537
General and administrative expenses	(798,153)	(622,615)	(402,855)
Other expenses, net	(7,252)	(3,561)	(347)
Operating income	664,100	440,895	363,335
Finance income	102,042	64,566	62,290
Finance expenses	(349,893)	(243,796)	(98,269)
Finance result	(247,851)	(179,230)	(35,979)
Share of income of associate	12,184	11,797	7,698
Income before income taxes	428,433	273,462	335,054
Income taxes expenses	(35,677)	(31,179)	(27,067)
Net income	392,756	242,283	307,987
Other comprehensive income
Total comprehensive income	392,756	242,283	307,987
Income attributable to
Equity holders of the parent	373,569	223,326	292,075
Non-controlling interests	19,187	18,957	15,912
Total comprehensive income	R$ 392,756	R$ 242,283	R$ 307,987
Basic earnings per share
Per common share	R$ 4.14	R$ 2.39	R$ 3.15
Diluted earnings per share
Per common share	R$ 4.12	R$ 2.37	R$ 3.12